Schedule of Investments (unaudited) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 99.3%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$335	$355,462

Arizona — 2.3%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	210	218,138
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	240	247,080
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	185	189,806
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	250	250,225
County of Maricopa IDA, Refunding RB:
Honorhealth, Series A, 4.13%, 09/01/38	300	341,844
Legacy Traditional Schools Project, 5.00%, 07/01/39(a)(b)	100	111,663
Legacy Traditional Schools Project, 5.00%, 07/01/49(a)(b)	125	137,880
Legacy Traditional Schools Project, 5.00%, 07/01/54(a)(b)	100	109,558
County of Maricopa Pollution Control Corp., Refunding RB, EL Paso Electric Co. Palo Varde Project, Series B, 3.60%, 04/01/40	1,400	1,460,312

		3,066,506

California — 8.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	1,120	1,159,032
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/42	1,000	1,099,650
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(c)	1,025	1,203,073
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(c)	1,000	1,074,270

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(c)	$1,835	$2,101,589
5.25%, 05/15/38	520	584,995
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,165,090
5.50%, 11/01/31	1,500	1,745,805
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	576,321
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	380	443,916

		11,153,741

Colorado — 4.7%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(d)	915	471,481
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,710,005
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(a)	360	390,805
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	480	521,962
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(c)	680	735,692
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	555	561,693

		6,391,638

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	415	438,788

Florida — 9.8%
Capital Trust Agency, Inc., RB, Advantage Academy of Hillsborough Projects, Series A:
5.00%, 12/15/49	160	172,946
5.00%, 12/15/54	140	151,267

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	$4,525	$4,828,808
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	795	895,679
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,845,269
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,439,558
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	745	840,651

		13,174,178

Georgia — 6.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	2,500	2,626,750
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,225	3,015,209
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	710	754,119
4.00%, 01/01/59	1,335	1,408,865
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	260	279,612

		8,084,555

Idaho — 0.6%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	670	741,094

Illinois — 20.0%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,002,980
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	690	723,989
Series A, 5.75%, 01/01/39	135	140,813
Series C, 6.50%, 01/01/21(c)	3,740	3,954,003
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	3,185	3,372,851
5.25%, 12/01/40	3,000	3,167,310

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	$3,000	$3,057,690
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,553,068
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	941,184
5.25%, 12/01/43	1,430	1,538,709
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,885	2,012,426
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	520	593,689
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	915	973,935
6.00%, 06/01/21	260	278,580
State of Illinois, GO:
5.25%, 02/01/31	610	673,714
5.25%, 02/01/32	1,010	1,112,303
5.50%, 07/01/33	1,000	1,102,320
5.50%, 07/01/38	270	295,809
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	345	401,149

		26,896,522

Louisiana — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	640	641,190

Maryland — 1.6%
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	710	770,194
Series B, 3.35%, 09/01/42	1,345	1,379,607

		2,149,801

Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	695	792,370

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	$500	$579,470

		1,371,840

Michigan — 0.0%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/36	5	5,018

Minnesota — 3.0%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	3,050	3,364,211
5.25%, 02/15/58	520	616,491

		3,980,702

Mississippi — 1.7%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,190,250
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(c)	1,000	1,146,910

		2,337,160

New Jersey — 6.0%
New Jersey EDA, RB, School Facilities Construction, 5.00%, 06/15/44	160	183,538
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	300	326,184
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.00%, 06/15/46	2,070	2,345,434
Transportation System, Series AA, 5.50%, 06/15/39	1,620	1,791,898
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	270	302,648
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	696,029
Series A, 5.00%, 06/01/46	1,365	1,559,335

Security	Par (000)	Value

New Jersey (continued)
Sub-Series B, 5.00%, 06/01/46	$810	$895,269

		8,100,335

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44	100	110,671

New York — 3.0%
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(c)	1,565	1,692,688
Series A-1, 5.25%, 11/15/39	1,000	1,126,410
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/50	700	777,973
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	415	431,891

		4,028,962

North Carolina — 0.6%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55(b)	260	285,521
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/45(b)	395	559,739

		845,260

Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,130	1,132,407
County of Hamilton Ohio, RB, Cincinnati Children’s Hospital Medical Center, Series CC, 5.00%, 11/15/49	540	786,710
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	470	526,494

		2,445,611

Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	510	261,594

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Deferred Interest, Series A, 0.00%, 06/15/38(d)	$530	$300,542

		562,136

Pennsylvania — 4.3%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	530	530,329
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,685	1,714,622
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,920,896
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,654,920

		5,820,767

Puerto Rico — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	143	37,909
Series A-1, 4.75%, 07/01/53	734	757,892
Series A-1, 5.00%, 07/01/58	978	1,028,005
Series A-2, 4.78%, 07/01/58	2,693	2,777,022
Series B-1, 4.75%, 07/01/53	187	193,034
Series B-2, 4.78%, 07/01/58	181	186,329

		4,980,191

Rhode Island — 1.0%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.00%, 10/01/44(b)	115	127,605
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	1,050	1,166,676

		1,294,281

South Carolina — 7.8%
County of Berkeley South Carolina, Special Assessment Bonds, Nexton Improvement District Assessment:
4.25%, 11/01/40	140	140,854
4.38%, 11/01/49	205	206,388
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,736,716
South Carolina Jobs EDA, Refunding RB:
Anmed Health Projects, 5.00%, 02/01/38	2,875	3,320,711

Security	Par (000)	Value

South Carolina (continued)
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	$785	$917,170
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	880	1,040,934
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	440	484,871
5.50%, 12/01/53	500	561,365
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,825	2,104,554

		10,513,563

Tennessee — 2.1%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	230	246,406
5.25%, 10/01/58	2,155	2,586,280

		2,832,686

Texas — 5.6%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,089,750
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,132,530
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	2,555	2,824,604
1st Tier (AGM), 6.00%, 01/01/21(c)	1,000	1,051,760
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	440	489,311
Texas Transportation Commission, RB, First Tier Toll Revenue:
0.00%, 08/01/39(d)	1,000	456,140
0.00%, 08/01/43(d)	795	286,208

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 08/01/57	$240	$278,695

		7,608,998

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/39(a)	100	107,083

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	370	395,016

Washington — 2.3%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(c)	1,025	1,073,421
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(c)	795	832,556
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	220	239,175
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(a)	900	1,011,852

		3,157,004

Wisconsin — 0.1%
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/54(a)	130	139,516

Total Municipal Bonds — 99.3% (Cost — $124,430,436)		133,730,275

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 12.3%
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	1,640	1,855,578
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,336,382

Security	Par (000)	Value

California (continued)
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(c)	$10,680	$11,429,309

		16,621,269

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(f)	1,490	1,591,752

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,526,080

District of Columbia — 0.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	853,951

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48(a)	1,025	1,104,119

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,700	1,877,905

Illinois — 5.5%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	825	946,223
Series B, 5.00%, 01/01/40	3,329	3,840,780
Series C, 5.00%, 01/01/38	2,252	2,565,254

		7,352,257

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,455	1,546,199

Michigan — 3.6%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,624	1,783,218

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$2,650	$3,096,975

		4,880,193

Nevada — 3.2%
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,330,420

New Jersey — 5.7%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(f)	6,020	6,611,947
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,000	1,048,802

		7,660,749

New York — 14.9%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	2,620	3,206,461
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,890	2,057,794
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,019	3,266,584
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 12/15/21(c)	4,993	5,417,888
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21	619	651,583
5.75%, 02/15/47	381	400,834
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,185,372
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	1,740	1,881,408

		20,067,924

North Carolina — 2.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,817,432

Security	Par (000)	Value

North Carolina (continued)
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48(a)	$949	$1,017,048

		3,834,480

Pennsylvania — 3.6%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,570,614
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,318,318
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,640	1,979,447

		4,868,379

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,150,074

Texas — 7.0%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,917,963
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(c)	2,310	2,481,332
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	1,114	1,184,798
3.75%, 09/01/49	790	840,713

		9,424,806

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	1,337	1,661,809

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(a)(f)	1,511	1,668,406

Wisconsin — 2.4%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,342	1,442,837

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
4.45%, 05/01/57	$1,678	$1,803,578

		3,246,415

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.4% (Cost — $90,574,339)		96,267,187

Security	Value

Total Investments — 170.7% (Cost — $215,004,775)	$229,997,462

Other Assets Less Liabilities — 0.8%	1,082,596

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (40.2)%	(54,167,724)

VMTP Shares, at Liquidation Value — (31.3)%	(42,200,000)

Net Assets Applicable to Common Shares — 100.0%	$134,712,334

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between July 1, 2020 to August 1, 2027, is 9,982,545.

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	466,968	(466,968)	—	$—	$512	$3	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	13	03/20/20	$1,682	$1,910
Long U.S. Treasury Bond	48	03/20/20	7,631	16,932
5-Year U.S. Treasury Note	17	03/31/20	2,022	1,293

				$20,135

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Methodologies Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$229,997,462	$—	$229,997,462

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$20,135	$—	$—	$20,135

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Investment Quality Trust (BAF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(54,012,316)	$—	$(54,012,316)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(96,212,316)	$—	$(96,212,316)

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